Discontinued Operations, Assets Held for Sale - Net Proceeds from the Sale (Detail) - Commercial Business Segment - USD ($) $ in Thousands	Dec. 24, 2015	Nov. 19, 2015
Abstral Rights Net
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		$ 8,348
Disposal Group, Including Discontinued Operation, Transaction Costs		(815)
Disposal Group, Including Discontinued Operation, Consideration, Net		$ 7,533
Zuplenz Rights
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration	$ 3,750
Disposal Group, Including Discontinued Operation, Transaction Costs	(1,050)
Disposal Group, Including Discontinued Operation, Consideration, Net	$ 2,700